Schedule of lease liability (Details) - USD ($)	6 Months Ended	12 Months Ended
	Feb. 28, 2025	Aug. 31, 2024	Aug. 31, 2023
Right-of-use Asset And Lease Liability
Balance, beginning of year	$ 977,107	$ 1,107,961	$ 1,020,585
Additions			141,799
Interest Expense	26,824	62,604	56,316
Lease payments	(104,696)	(196,703)	(81,090)
Translation Adjustment	(63,546)	3,245	(29,649)
Balance, end of year	835,688	977,107	1,107,961
Current	155,536	161,508	138,372
Non-Current	680,152	815,599	969,589
Lease liability	$ 835,688	$ 977,107	$ 1,107,961